Related Party Transactions - Schedule of Donations (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 2,134	$ 1,859	$ 1,930
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	1,786	1,449	1,556
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	123	224	204
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 225	$ 186	$ 170